Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 67,824	$ 57,641	$ 60,572	$ 56,293	$ 58,380	$ 50,888	$ 51,964	$ 52,873	$ 242,330		$ 214,105		$ 210,753
Cost of sales	17,423	14,037	14,564	13,697	13,322	11,704	11,779	11,434	59,721	[1]	48,239	[1]	56,762	[1]
Cost of sales - restructuring									0		0		667
Gross profit	50,401	43,604	46,008	42,596	45,058	39,184	40,185	41,439	182,609		165,866		153,324
Operating expenses:
Selling, general and administrative	66,479	63,054	50,543	50,709	43,157	36,730	35,885	34,524	230,785	[1]	150,296	[1]	131,611	[1]
Research and development	5,412	5,518	5,868	3,507	3,626	3,428	3,490	3,361	20,305	[1]	13,905	[1]	15,422	[1]
Amortization of intangible assets	1,750	1,342	2,778	1,606	1,491	1,289	982	655	7,476		4,417		2,412
BioMimetic impairment charges	0	206,249	0	0					206,249		0		0
Gain on Disposition of Intangible Assets					(15,000)	0	0	0	0		(15,000)		0
Restructuring charges					0	0	254	177	0		431		4,613
Total operating expenses	73,641	276,163	59,189	55,822	33,274	41,447	40,611	38,717	464,815		154,049		154,058
Operating income	(23,240)	(232,559)	(13,181)	(13,226)	11,784	(2,263)	(426)	2,722	(282,206)		11,817		(734)
Interest expense, net									16,040		10,113		6,381
Other expense, net									(67,843)		5,089		4,241
Income (loss) before income taxes									(230,403)		(3,385)		(11,356)
Provision (benefit) for income taxes									49,765		2		(3,961)
Income (Loss) from Continuing Operations Attributable to Parent	(135,211)	(124,500)	(15,539)	(4,918)	1,644	(4,088)	(1,367)	424	(280,168)		(3,387)		(7,395)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	182	(5,520)	(1,792)	13,353	3,708	(1,251)	2,077	4,137	6,223		8,671		2,252
Net (loss) income	$ (135,029)	$ (130,020)	$ (17,331)	$ 8,435	$ 5,352	$ (5,339)	$ 710	$ 4,561	$ (273,945)		$ 5,284		$ (5,143)
Net income (loss) per share (Note 15):
Basic (in dollars per share)	$ (2.88)	$ (2.80)	$ (0.37)	$ 0.20	$ 0.14	$ (0.14)	$ 0.02	$ 0.12	$ (6.05)		$ 0.14		$ (0.13)
Income (Loss) from Continuing Operations, Per Basic Share	$ (2.88)	$ (2.68)	$ (0.34)	$ (0.13)	$ 0.04	$ (0.11)	$ (0.04)	$ 0.02	$ (6.19)		$ (0.09)		$ (0.19)
Diluted (in dollars per share)	$ (2.88)	$ (2.80)	$ (0.37)	$ 0.20	$ 0.14	$ (0.14)	$ 0.02	$ 0.12	$ (6.05)		$ 0.14		$ (0.13)
Income (Loss) from Continuing Operations, Per Diluted Share	$ (2.88)	$ (2.68)	$ (0.34)	$ (0.13)	$ 0.04	$ (0.11)	$ (0.04)	$ 0.02	$ (6.19)		$ (0.09)		$ (0.19)
Weighted-average number of shares outstanding-basic (in shares)									45,265		38,769		38,279
Weighted-average number of shares outstanding, diluted (in shares)									45,265		39,086		38,279

[1]	These line items include the following amounts of non-cash, stock-based compensation expense for the periods indicated: Year Ended December 31, 2013 2012 2011Cost of sales$503 $704 $735Selling, general and administrative10,675 6,767 4,875Research and development780 368 320Discontinued operations3,410 3,135 3,178